Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
(a) Inventories (current)
Goods in transit	$ 95	$ 35
Finished stocks	103	34
Warehouse stores and materials	480	133
Current inventories	678	202
(b) Inventories (non-current)
Warehouse stores and materials	11	19
Non-current inventories	$ 11	$ 19